Schedule of Calculation of Basic and Diluted Net Income Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss	$ (1,144,670)	$ (1,686,901)
Weighted-average shares outstanding-Basic	229,000,001	229,000,001
Weighted-average shares outstanding-Diluted	229,000,001	229,000,001
Loss per share-Basic	$ (0.0050)	$ (0.0074)
Loss per share-Diluted	$ (0.0050)	$ (0.0074)